Fees Summary	Apr. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,938,300
Previously Paid Amount	0.00
Total Fee Amount	1,372.48
Total Offset Amount	0.00
Net Fee	1,372.48
Narrative - Max Aggregate Offering Price	$ 9,938,300
Final Prospectus	true